Leases-Group as Lessee (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Future Minimum Rentals Payable under Non-cancelable Operating Leases

Future minimum rentals payable under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Within one year	3,945	4,139
After one year but not more than five years	12,100	10,223

	16,045	14,362